OTHER LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Deferred revenues on prepaid credit	$ 21,765	$ 17,325
Deferred revenues on connection fees and international capacity leases	4,465	3,754
Debt for acquisition of Subsidiaries	643	1,235
Related parties	3,011	5,135
Fund to be paid to customers	8,738	15,720
Other	1,777	1,385
Other current liabilities	40,399	44,554
Non-current
Deferred revenues on connection fees and international capacity leases	3,371	3,323
Pension benefits	8,565	4,897	$ 5,963
Related parties	2,756	9,001
Debt for acquisition of Subsidiaries	601	2,234
Other	24	236
Other non-current liabilities	15,317	19,691
Total Other Liabilities	$ 55,716	$ 64,245